EMPLOYEE BENEFIT OBLIGAITONS - Movement in Other Comprehensive Income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial (gain)/loss due to
Demographic assumptions	SFr 0.0	SFr 0.0	SFr (0.1)
Financial assumptions	(21.1)	15.5	81.0
Experience adjustments	9.1	39.9	5.6
Actuarial (gain)/loss during period	(12.0)	55.4	86.5
Return on defined benefit plan assets (greater)/less than net interest recognised	(36.5)	(48.4)	(18.8)
Impact of changes in asset ceiling	45.6	0.0	(37.3)
Remeasurement effects recognised in OCI	SFr (2.8)	8.9	28.4
Unadjusted Difference
Actuarial (gain)/loss due to
Remeasurement effects recognised in OCI		SFr 7.0	SFr 30.4